EQ ADVISORS TRUSTSM

EQ/Ultra Conservative Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Balanced Strategy Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Growth Strategy Portfolio

EQ/Aggressive Growth Strategy Portfolio

SUPPLEMENT DATED MAY 8, 2025, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2025, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus and the section of the Prospectus entitled “EQ/Ultra Conservative Strategy Portfolio — Class IB Shares”:

The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by deleting the first sentence of the fourth paragraph and replacing it with the following sentence:

For its equity asset class exposure, the Portfolio expects to invest in Underlying Portfolios that tactically manage equity exposure.

The section entitled “INVESTMENTS, RISK, AND PERFORMANCE — Principal Risks” is amended by deleting the first sentence in the risk factor entitled “Volatility Management Risk” and replacing it with the following sentence:

The Portfolio expects to invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure).

Effective immediately, the following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IB Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IB Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IB Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IB Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IB Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB Shares”:

The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by deleting the first sentence of the third paragraph and replacing it with the following sentence:

For its equity asset class exposure, the Portfolio expects to invest in Underlying Portfolios that tactically manage equity exposure.

The section entitled “INVESTMENTS, RISK, AND PERFORMANCE — Principal Risks” is amended by deleting the first sentence in the risk factor entitled “Volatility Management Risk” and replacing it with the following sentence:

The Portfolio expects to invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure).